Retirement And Other Benefit Plans - Components of Accumulated Other Comprehensive Income, Net of Tax (Details) - USD ($) $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	$ 4,872	$ (12,065)
Net prior service (credit) cost	(7,037)	111
Components of accumulated other comprehensive income, net of tax:	(2,165)	(11,954)
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial loss (gain)	(1,068)	(1,628)
Net prior service (credit) cost	0	0
Components of accumulated other comprehensive income, net of tax:	$ (1,068)	$ (1,628)